Corporate Development and General and Administrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Corporate Development:
Geology And Technical Review			$ 7
Salaries And Remuneration			34		$ 14
Sundry			17		4
Travel And Transportation			5		13
Totals	$ 0	$ 63	63	$ 31	31
General And Administrative:
Accounting, Audit And Tax	59		32		28
Legal	4		24		15
Office And Sundry	117		82		51
Regulatory	76		54		53
Rent	39		36		28
Total	$ 295	$ 228	$ 228	$ 175	$ 175